Investment (Details) - Schedule of common shares in Lantern Pharma Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of common shares in Lantern Pharma Inc [Abstract]
Opening balance	$ 137	$ 137
Gain recognition	708
Ending balance	$ 845	$ 137